Income Taxes (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018	Dec. 31, 2008	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)
Income taxes [Line Items]
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%
Net operating loss carryforwards	¥ 2,053,670
Net operating loss carryforwards will start to expire	666,175
Deferred Tax Assets, Valuation Allowance	¥ 756,764	¥ 939,621	¥ 1,332,721			$ 109,720	$ 136,232	¥ 1,246,296
Hong Kong [Member]
Income taxes [Line Items]
Income tax rate (as a percent)	16.50%
PRC [Member]
Income taxes [Line Items]
Withholding tax rate on dividends distributed by a FIE (as a percent)					10.00%
Maximum withholding tax rate, if 25% or more shares of the FIE in a PRC-resident enterprise is held by the immediate holding entity, Hong Kong tax resident (as a percent)	5.00%
Minimum percentage of equity interest in a PRC-resident enterprise to be held by a qualified Hong Kong tax resident for reduced withholding tax rate	25.00%
PRC [Member] | Nanjing Tuniu, Tuniu Nanjing Information Technology and Beijing Tuniu
Income taxes [Line Items]
Preferential tax rate (as a percent)	15.00%